UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Rivanna Capital, LLC
Address::     600 Peter Jefferson Parkway, Suite 370
              Charlottesville, VA  22911

13F File Number :     28 - 11576
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig F. Colberg
Title:     Member
Phone:     434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
July 24, 2007

Report Type   (Check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13FNOTICE
[ ]  13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     23

Form 13F Information Table Value Total:     $163,464

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [ NONE ]

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108    14035  108998 SH       SOLE    N/A         0 SHARED    0
ALPHARMA INC CL A              COM              020813101     5397  207509 SH       SOLE    N/A         0 SHARED    0
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     9010  520818 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106     7041  276977 SH       SOLE    N/A         0 SHARED    0
CHIQUITA BRANDS INTL           COM              170032106     6674  352023 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    11685  185152 SH       SOLE    N/A         0 SHARED    0
CRYPTOLOGIC INC                COM              228906103     3314  135823 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     6359  345585 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100     7467  130381 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     6130  145055 SH       SOLE    N/A         0 SHARED    0
GMX RES INC COM                COM              38011M10      7100  205200 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     7931  355820 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     3488   70456 SH       SOLE    N/A         0 SHARED    0
NGAS RESOURCES                 COM              62912T103     3420  427556 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     2315   66636 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     1743   78092 SH       SOLE    N/A         0 SHARED    0
PENN VA CORP COM               COM              707882106     7875  195886 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104     8657  664883 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    11966  330000 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    13565 1061399 SH       SOLE    N/A         0 SHARED    0
SUPERIOR ENERGY SVCS INC COM   COM              868157108     3545   88798 SH       SOLE    N/A         0 SHARED    0
TETRA TECHNOLOGIES             COM              902128107     4343  154000 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              910671106    10404  173452 SH       SOLE    N/A         0 SHARED    0